Annual Fund Operating Expenses - Short-Term Government Securities Fund - Short-Term Government Securities Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.45%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	[1]

[1]	RE Advisers has contractually agreed, through at least May 1, 2022, to limit the Fund’s operating expenses to an amount not to exceed 0.75% of the Fund's average daily net assets. Operating expenses exclude interest; taxes; brokerage commissions; other expenditures that are capitalized in accordance with generally accepted accounting principles; other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and acquired fund fees and expenses such as the fees and expenses associated with an investment in (i) an investment company or (ii) any company that would be an investment company under Section 3(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. This waiver agreement will terminate immediately upon termination of the Fund’s Management Agreement and may be terminated by the Fund or RE Advisers with one year’s notice.